Equity (Details) - Schedule of Movements in Common Shares (Parentheticals)	12 Months Ended
Mar. 31, 2021 $ / shares
Schedule of Movements in Common Shares [Abstract]
Shares split, maximum	$ 0.1
Shares split, minimum	$ 0.01